TCW INVESTMENT MANAGEMENT COMPANY

856 SOUTH FIGUEROA STREET, SUITE 1800

LOS ANGELES, CALIFORNIA 90017

(213) 244-0000 TELEPHONE

PHILIP K. HOLL

SECRETARY

ASSOCIATE GENERAL COUNSEL

March 28, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	TCW FUNDS, INC., FILE NOS. 033-52272, 811-07170

Dear Sir or Madam:

Included herewith for filing on behalf of TCW Funds, Inc. (the “Company”), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 65 to the Company’s Registration Statement on Form N-1A (the “Amendment”). The Amendment incorporates comments of the staff.

Pursuant to Rule 485(b), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective April 1, 2011. No fees are required in connection with this filing. Please contact me at (213) 244-0290 with any comments or questions concerning this Amendment.

Very truly yours,

/s/ Philip K. Holl
Philip K. Holl Secretary